Document and Entity Information	3 Months Ended
	Mar. 31, 2014	May 19, 2014
Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	S
Entity Registrant Name	SPRINT CORP
Entity Central Index Key	0000101830
Current Fiscal Year End Date	--03-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		3,944,100,117